FAIR VALUE MEASUREMENTS - Summary Of Change In The Level 3 Warrant Liability (Detail) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	$ 240	$ 720	$ 1,639
Change in fair value of warrants liability	(154)	(472)	(890)
Reclassification of warrants liability to equity	0	(8)	(29)
Balance at the end of the year	$ 86	$ 240	$ 720